Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Select U.S. REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 10.6%
Alexandria Real Estate Equities, Inc. ........ 391,015 $ 29,885,276
Welltower, Inc. ....................... 1,035,600 170,946,492
200,831,768
Hotel & Resort REITs — 1.5%
Host Hotels & Resorts, Inc. .............. 1,818,326 28,584,085
Industrial REITs — 9.6%
Prologis, Inc. ........................ 1,480,749 158,114,378
Rexford Industrial Realty, Inc. ............ 639,008 23,342,962
181,457,340
Office REITs — 1.3%
BXP, Inc. .......................... 387,085 25,326,972
Residential REITs — 18.1%
American Homes 4 Rent , Class A .......... 790,604 27,426,053
AvalonBay Communities, Inc. ............ 310,022 57,750,898
Equity LifeStyle Properties, Inc. ........... 475,524 28,493,398
Equity Residential .................... 762,931 48,217,239
Essex Property Trust, Inc. ............... 148,705 38,690,067
Invitation Homes, Inc. .................. 1,304,539 39,984,121
Mid-America Apartment Communities, Inc. .... 268,838 38,290,596
Sun Communities, Inc. ................. 286,532 35,538,564
UDR, Inc. .......................... 741,670 29,140,214
343,531,150
Retail REITs — 14.3%
Federal Realty Investment Trust ........... 219,718 20,249,211
Kimco Realty Corp. ................... 1,646,368 34,952,392
Realty Income Corp. ................... 1,718,507 96,459,798
Regency Centers Corp. ................ 410,780 29,329,692
Simon Property Group, Inc. .............. 542,735 88,894,566
269,885,659
Security
Shares
Shares Value
Specialized REITs — 44.4%
American Tower Corp. ................. 698,058 $ 145,468,307
Crown Castle, Inc. .................... 821,542 86,335,849
Digital Realty Trust, Inc. ................ 621,338 109,628,877
Equinix, Inc. ........................ 178,211 139,925,931
Extra Space Storage, Inc. ............... 460,319 61,848,461
Iron Mountain, Inc. .................... 645,617 62,857,271
Lamar Advertising Co. , Class A ........... 229,538 28,061,020
Public Storage ....................... 292,514 79,546,257
SBA Communications Corp. ............. 238,372 53,566,956
VICI Properties, Inc. ................... 2,277,946 74,261,039
841,499,968
Total Long-Term Investments — 99 .8%
(Cost: $ 1,790,077,902 ) ............................ 1,891,116,942
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 4,155,000 4,155,000
Total Short-Term Securities — 0 .2%
(Cost: $ 4,155,000 ) ............................... 4,155,000
Total Investments — 100 .0%
(Cost: $ 1,794,232,902 ) ............................ 1,895,271,942
Liabilities in Excess of Other Assets — (0.0) % ............. (308,546)
Net Assets — 100.0% ...............................
$ 1,894,963,396
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,329,894 $ 825,106
(a)
$ — $ — $ — $ 4,155,000 4,155,000 $ 33,701 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Select U.S. REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 98 09/19/25 $ 3,547 $ (7,516)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,891,116,942 $ — $ — $ 1,891,116,942
Short-Term Securities
Money Market Funds ...................................... 4,155,000 — — 4,155,000
$ 1,895,271,942 $ — $ — $ 1,895,271,942
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (7,516) $ — $ — $ (7,516)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust